Inventory - Summary of Inventory (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Gross raw materials	$ 3,539,732	$ 3,574,620
Less - reserves	(300,000)	(332,000)
Net raw materials	3,239,732	3,242,620
Work-in-process	104,061	114,002
Finished goods	0	0
Inventory, Net	$ 3,343,793	$ 3,356,622